Non-current assets held for sale (Tables)	12 Months Ended
Dec. 31, 2025
Assets Or Disposal Groups Classified As Held For Sale [Abstract]
Summary of Non-Current Assets Held For Sale and Discontinued Operations
Includes certain real property assets located in Argentina that the Board of Directors are committed to sale in the short-term.

	December 31, 2025	December 31, 2024
Real estate held for sale - Villa del Parque	1,736,491	1,986,252
Real estate held for sale - Lavallol	483,198	1,091,787
Real estate held for sale - Avellaneda	392,597	453,636
Real estate held for sale - Villa Lynch	358,941	358,941
Real estate held for sale - Bernal	264,987	264,986
Real estate held for sale - Fisherton (1)	—	776,976
Total	3,236,214	4,932,578
(1) On January 13, 2025, the sale of the property held for sale - Fisherton took place.

Summary of Impairment Loss on Non Current Assets Held For Sale

	December 31, 2025	December 31, 2024
Real estate held for sale - Llavallol	(608,588)	—
Real estate held for sale - Villa del Parque	(249,761)	—
Real estate held for sale - Avellaneda	(61,038)	—
Real estate held for sale - Fisherton	—	(1,303,228)
Total	(919,387)	(1,303,228)